TAX - Movements of deferred tax liabilities net of deferred tax assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAX [abstract]
Opening Balance	¥ (22,390)	¥ (24,285)	¥ (22,232)
Credit to the profit or loss	(1,950)	(130)	(712)
Changes in tax rates	0	2,501	0
Charge to equity	2	(111)	(190)
Exchange differences	1,706	(365)	(1,151)
Closing Balance	¥ (22,632)	¥ (22,390)	¥ (24,285)